Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 76,693	$ 61,331
Securities measured at amortized cost	71,610	67,294
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	61,460	46,311
Total financial securities	254,345	211,348	[1]
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	11,685	10,897
Securities measured at amortized cost	2,904	3,241
Debt securities mandatorily measured and designated at FVTPL	$ 17,799	$ 11,302
Debt securities measured at FVOCI, yield	3.80%	4.70%
Securities measured at amortized cost, yield	2.50%	2.70%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 16,414	$ 13,485
Securities measured at amortized cost	21,634	20,129
Debt securities mandatorily measured and designated at FVTPL	$ 9,909	$ 7,628
Debt securities measured at FVOCI, yield	3.20%	4.20%
Securities measured at amortized cost, yield	3.00%	4.30%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 29,152	$ 22,164
Securities measured at amortized cost	33,727	32,272
Debt securities mandatorily measured and designated at FVTPL	$ 6,750	$ 6,045
Debt securities measured at FVOCI, yield	3.90%	3.70%
Securities measured at amortized cost, yield	2.50%	2.30%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,560	$ 5,639
Securities measured at amortized cost	1,527	1,530
Debt securities mandatorily measured and designated at FVTPL	$ 2,128	$ 4,347
Debt securities measured at FVOCI, yield	4.40%	4.70%
Securities measured at amortized cost, yield	2.50%	2.50%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,470	$ 978
Securities measured at amortized cost	5,297	5,286
Debt securities mandatorily measured and designated at FVTPL	$ 3,980	$ 2,898
Debt securities measured at FVOCI, yield	4.10%	4.50%
Securities measured at amortized cost, yield	3.30%	3.50%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 657	$ 938
Securities measured at amortized cost	2,236	1,018
Debt securities mandatorily measured and designated at FVTPL	$ 303	$ 309
Debt securities measured at FVOCI, yield	5.90%	6.80%
Securities measured at amortized cost, yield	6.00%	5.40%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 9,083	$ 6,658
Securities measured at amortized cost	4,285	3,818
Debt securities mandatorily measured and designated at FVTPL	$ 4,385	$ 4,455
Debt securities measured at FVOCI, yield	4.70%	5.10%
Securities measured at amortized cost, yield	3.30%	3.20%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 76,021	$ 60,759
Debt securities mandatorily measured and designated at FVTPL	45,254	$ 36,984
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	14,830
Total financial securities	44,368
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,767
Securities measured at amortized cost	961
Debt securities mandatorily measured and designated at FVTPL	$ 3,142
Debt securities measured at FVOCI, yield	4.50%
Securities measured at amortized cost, yield	1.60%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 59
Securities measured at amortized cost	3,069
Debt securities mandatorily measured and designated at FVTPL	$ 1,697
Debt securities measured at FVOCI, yield	3.50%
Securities measured at amortized cost, yield	1.80%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 15,174
Securities measured at amortized cost	8,957
Debt securities mandatorily measured and designated at FVTPL	$ 453
Debt securities measured at FVOCI, yield	4.40%
Securities measured at amortized cost, yield	1.90%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,329
Securities measured at amortized cost	216
Debt securities mandatorily measured and designated at FVTPL	$ 1,228
Debt securities measured at FVOCI, yield	4.00%
Securities measured at amortized cost, yield	1.40%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3
Securities measured at amortized cost	643
Debt securities mandatorily measured and designated at FVTPL	$ 277
Debt securities measured at FVOCI, yield	2.40%
Securities measured at amortized cost, yield	1.80%
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 264
Debt securities mandatorily measured and designated at FVTPL	$ 117
Debt securities measured at FVOCI, yield	5.10%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,123
Securities measured at amortized cost	984
Debt securities mandatorily measured and designated at FVTPL	$ 905
Debt securities measured at FVOCI, yield	4.30%
Securities measured at amortized cost, yield	4.80%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 21,719
Debt securities mandatorily measured and designated at FVTPL	7,819
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	40,538
Total financial securities	98,580
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	9,112
Securities measured at amortized cost	1,441
Debt securities mandatorily measured and designated at FVTPL	$ 10,977
Debt securities measured at FVOCI, yield	3.70%
Securities measured at amortized cost, yield	2.80%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,604
Securities measured at amortized cost	8,885
Debt securities mandatorily measured and designated at FVTPL	$ 1,668
Debt securities measured at FVOCI, yield	3.90%
Securities measured at amortized cost, yield	2.90%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 10,767
Securities measured at amortized cost	21,843
Debt securities mandatorily measured and designated at FVTPL	$ 4,659
Debt securities measured at FVOCI, yield	3.30%
Securities measured at amortized cost, yield	2.50%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,103
Securities measured at amortized cost	815
Debt securities mandatorily measured and designated at FVTPL	$ 820
Debt securities measured at FVOCI, yield	4.90%
Securities measured at amortized cost, yield	3.40%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,853
Securities measured at amortized cost	3,445
Debt securities mandatorily measured and designated at FVTPL	$ 3,504
Debt securities measured at FVOCI, yield	4.10%
Securities measured at amortized cost, yield	3.80%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 844
Debt securities mandatorily measured and designated at FVTPL	$ 62
Securities measured at amortized cost, yield	5.00%
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,668
Securities measured at amortized cost	3,265
Debt securities mandatorily measured and designated at FVTPL	$ 2,245
Debt securities measured at FVOCI, yield	4.80%
Securities measured at amortized cost, yield	2.80%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 34,107
Debt securities mandatorily measured and designated at FVTPL	23,935
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	13,968
Total financial securities	37,932
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	806
Securities measured at amortized cost	502
Debt securities mandatorily measured and designated at FVTPL	$ 1,748
Debt securities measured at FVOCI, yield	3.30%
Securities measured at amortized cost, yield	3.60%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 14,257
Securities measured at amortized cost	9,309
Debt securities mandatorily measured and designated at FVTPL	$ 969
Debt securities measured at FVOCI, yield	3.10%
Securities measured at amortized cost, yield	3.50%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,211
Securities measured at amortized cost	2,927
Debt securities mandatorily measured and designated at FVTPL	$ 1,236
Debt securities measured at FVOCI, yield	4.00%
Securities measured at amortized cost, yield	3.90%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 101
Securities measured at amortized cost	340
Debt securities mandatorily measured and designated at FVTPL	$ 56
Debt securities measured at FVOCI, yield	5.50%
Securities measured at amortized cost, yield	1.10%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 204
Securities measured at amortized cost	802
Debt securities mandatorily measured and designated at FVTPL	$ 199
Debt securities measured at FVOCI, yield	2.80%
Securities measured at amortized cost, yield	2.10%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 52
Debt securities mandatorily measured and designated at FVTPL	$ 3
Securities measured at amortized cost, yield	6.20%
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 275
Securities measured at amortized cost	36
Debt securities mandatorily measured and designated at FVTPL	$ 899
Debt securities measured at FVOCI, yield	4.10%
Securities measured at amortized cost, yield	3.40%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 18,854
Debt securities mandatorily measured and designated at FVTPL	5,110
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	2,274
Total financial securities	12,005
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities mandatorily measured and designated at FVTPL	1,932
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	494
Securities measured at amortized cost	371
Debt securities mandatorily measured and designated at FVTPL	$ 5,575
Debt securities measured at FVOCI, yield	3.60%
Securities measured at amortized cost, yield	3.80%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities mandatorily measured and designated at FVTPL	$ 402
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	27
Securities measured at amortized cost	156
Debt securities mandatorily measured and designated at FVTPL	$ 24
Debt securities measured at FVOCI, yield	5.30%
Securities measured at amortized cost, yield	2.60%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 410
Securities measured at amortized cost	$ 407
Debt securities measured at FVOCI, yield	5.10%
Securities measured at amortized cost, yield	3.20%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 393
Securities measured at amortized cost	1,340
Debt securities mandatorily measured and designated at FVTPL	$ 121
Debt securities measured at FVOCI, yield	6.40%
Securities measured at amortized cost, yield	6.60%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 17
Debt securities mandatorily measured and designated at FVTPL	$ 336
Debt securities measured at FVOCI, yield	4.30%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,341
Debt securities mandatorily measured and designated at FVTPL	8,390
With no specific maturity [member]
Disclosure of financial assets [line items]
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	61,460
Total financial securities	$ 61,460

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.